Prepayments and Other Assets - Summary of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and Other Assets
Prepayments to vendors	¥ 1,105,194		¥ 1,427,820
VAT recoverable	396,701		260,571
Prepayment for repurchase of ordinary shares	24		15,901
VAT refund for export sales	107,549		14,041
Deferred charges	42,943
Deposits	23,183		1,494
Others	13,485		9,200
Prepayments and other current assets	1,689,079	$ 244,893	1,729,027
Other non-current assets
Rental and other deposits	17,046		2,956
Prepayments for purchase of software	391
Other non-current assets	¥ 17,437	$ 2,528	¥ 2,956